Organization (Details)	0 Months Ended	12 Months Ended							0 Months Ended
	Mar. 13, 2014 Subsequent Event [Member]	Dec. 31, 2013 General Partner [Member] ARC Properties Operating Partnership, L.P. [Member]	Dec. 31, 2013 Affiliated Entity [Member] Contributor [Member] ARC Real Estate Partners, LLC [Member]	Dec. 31, 2013 Unaffiliated Third Party [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Long Term [Member]	Dec. 31, 2013 Short Term [Member] [Member]	Mar. 13, 2014 Common Stock [Member] Subsequent Event [Member]	Mar. 13, 2014 OP Units [Member] Subsequent Event [Member]
Operations [Line Items]
Property concentration, percentage							70.00%	30.00%
Remaining lease term					10 years	12 years
Remaining Medium Lease Term					3 years	8 years
General partner ownership interest in OP		96.10%
Limited partner ownership interest in OP, Percent			3.30%	0.60%
Sale of Stock, Percentage of Ownership after Transaction	25.00%
Distribution of Affiliate Common Stock, Per Number of Shares									10	10